Equity - Schedule of Issued and Outstanding Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Issued and Outstanding Share Capital [Abstract]
Beginning Balance	57,293	3,739
Shares issued to consultants in respect of exercised restricted share units (“RSUs”)	4,205
Exercise of convertible debentures	119,094
Exercise of warrants	40,172
Issuance of shares in a registered direct offering (in Dollars)	$ 143,617		$ 288
Rounding shares	4
Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants		19,457
Shares issued to consultants	1,059	3,419
Issuance of share capital – in respect of January 2024 SEPA		30,678
Ending Balance	365,444	57,293	3,739